Tax - Summary of Tax on (Loss)/Profit (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax [line items]
Current period	[1]	$ 316	$ 261	$ 183
Adjustments in respect of prior periods		0	12	(7)
Current tax		316	273	176
Origination and reversal of temporary differences		(45)	(20)	(7)
Changes in tax rates and tax laws		0	2	0
Adjustments to unprovided or unrecognised deferred tax	[2]	0	5	(2)
Adjustments in respect of prior periods		(2)	0	(3)
Deferred tax		(47)	(13)	(12)
Income tax charge for the year	[3]	269	260	164
United Kingdom [member]
Income tax [line items]
Current period	[1]	24	16	6
Adjustments in respect of prior periods		0	0	(2)
Current tax		24	16	4
Origination and reversal of temporary differences		11	1	(1)
Changes in tax rates and tax laws		0	0	0
Adjustments to unprovided or unrecognised deferred tax	[2]	0	0	(2)
Adjustments in respect of prior periods		(2)	1	2
Deferred tax		9	2	(1)
Income tax charge for the year	[3]	33	18	3
Foreign tax [member]
Income tax [line items]
Current period	[1]	292	245	177
Adjustments in respect of prior periods		0	12	(5)
Current tax		292	257	172
Origination and reversal of temporary differences		(56)	(21)	(6)
Changes in tax rates and tax laws		0	2
Adjustments to unprovided or unrecognised deferred tax	[2]	0	5
Adjustments in respect of prior periods		0	(1)	(5)
Deferred tax		(56)	(15)	(11)
Income tax charge for the year	[3]	$ 236	$ 242	$ 161

[1]	Includes $2m (2023: $nil, 2022: $nil) in respect of taxes arising under the Pillar Two framework.
[2]	Represents a reassessment of the recovery of deferred taxes in line with the Group’s profit forecasts.
[3]	‘Other jurisdictions’ includes $169m (2023: $172m, 2022: $134m) in respect of US taxes.